Organization and Principal Activities (Details) - Schedule of Consolidated Financial Statements - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Condensed Financial Statements, Captions [Line Items]
Cash	$ 583,260	$ 1,345,283
Restricted cash	875	23,228
Amount due from non-VIE	15,971,809	7,590,655
Amount due from EZGO	118,015	417,138
Other	8,647,943	8,057,829
Total current assets	25,321,902	17,434,133
Total non-current assets	3,050,821	13,893,470
Total assets	28,372,723	31,327,603
Amount due to non-VIE		12,374,640
Amount due to EZGO	2,954,404	3,007,811
Current liabilities of discontinued operation	693,843	703,668
Other	7,049,893	6,682,812
Total current liabilities	10,698,140	22,768,931
Total non-current liabilities	12,061,404
Total liabilities	22,759,544	22,768,931
Revenues	6,757,558	12,805,906	$ 19,628,860
Loss from operations	(1,605,292)	(4,273,622)	(3,497,613)
Other loss, net	(2,194,868)	(931,538)	(75,873)
Net loss from continuing operations	(3,800,165)	(5,781,106)	(2,677,940)
Loss from discontinued operation, net of tax	573	(81,605)	(36,404)
Net loss	(3,799,592)	(5,862,713)	(2,714,344)
Net loss attributable to EZGO’s shareholders	(3,478,102)	(4,857,681)	(2,279,373)
Net cash (used in) provided by operating activities	6,346,133	(49,082)	(1,101,659)
Net cash used in investing activities	(5,997,989)	(8,618,188)	(12,952,082)
Net cash provided by (used in) financing activities	$ (1,696,888)	$ 6,578,924	$ 18,157,942